Government Loan (Details) - USD ($) $ in Millions	May 11, 2020	Dec. 31, 2022
Government Loan (Details) [Line Items]
Government loan		$ 4.3
Paycheck Protection Program From Us Cares Act [Member]
Government Loan (Details) [Line Items]
Government loan	$ 4.5
Loan term	2 years
Interest rate	1.00%